Reportable Segments	12 Months Ended
Dec. 31, 2024
Reportable Segments
Reportable Segments

(16) Reportable Segments

The Company has two reportable segments as described below and in Note 1:

Banking Operations – This segment reflects the consolidated Bank, excluding CBRES. The primary source of revenue for this segment is net interest income.

CBRES – A Bank subsidiary that provides appraisal management services to community banks. The primary source of revenue for this segment is appraisal management fee income.

The Bank’s executive management team, which is comprised of the Bank’s Chief Executive Officer, Chief Financial Officer and executive vice presidents,  is the chief operating decision maker for the Company. The Bank’s executive management team reviews actual net income versus budgeted net income on a quarterly basis to assess segment performance.

The following table presents financial information for the reportable segments. Financial results by operating segment, including significant expense categories provided to the chief operating decision maker, are detailed below. Certain prior period amounts have been reclassified to conform to the current presentation. The information provided under the caption “Other” represents the parent company, which is not considered to be a reportable segment, is included to reconcile the results of the operating segments to the consolidated financial statements prepared in conformity with GAAP.

(Dollars in thousands)
	Banking
	Operations	CBRES	Other	Consolidated
As of and for the year ended December 31, 2024
Interest income	$80,699	-	34	80,733
Interest expense	25,538	-	1,116	26,654
Net interest income	55,161	-	(1,082)	54,079
Provision for credit losses	(285)	-	-	(285)
Noninterest income	16,024	-	-	16,024
Appraisal management fee income	-	11,691	-	11,691
Salaries and employee benefits	27,037	766	406	28,209
Occupancy	8,683	3	-	8,686
Appraisal management fee expense	-	9,263	-	9,263
Noninterest expense	13,908	798	286	14,992
Income tax expense (benefit)	4,749	199	(372)	4,576
Net income (loss)	$17,093	662	(1,402)	16,353
Total assets	$1,647,020	4,340	602	1,651,962
As of and for the year ended December 31, 2023
Interest income	$71,830	-	32	71,862
Interest expense	16,066	-	1,077	17,143
Net interest income	55,764	-	(1,045)	54,719
Provision for credit losses	1,566	-	-	1,566
Noninterest income	13,322	-	-	13,322
Appraisal management fee income	-	9,592	-	9,592
Salaries and employee benefits	25,501	758	381	26,640
Occupancy	7,959	3	-	7,962
Appraisal management fee expense	-	7,559	-	7,559
Noninterest expense	13,059	675	249	13,983
Income tax expense (benefit)	4,591	138	(352)	4,377
Net income (loss)	$16,410	459	(1,323)	15,546
Total assets	$1,631,767	3,681	462	1,635,910
As of and for the year ended December 31, 2022
Interest income	$54,416	-	15	54,431
Interest expense	2,796	-	527	3,323
Net interest income	51,620	-	(512)	51,108
Provision for credit losses	1,472	-	-	1,472
Noninterest income	15,012	14	-	15,026
Appraisal management fee income	-	11,663	-	11,663
Salaries and employee benefits	24,876	917	337	26,130
Occupancy	8,045	3	-	8,048
Appraisal management fee expense	-	9,264	-	9,264
Noninterest expense	11,512	755	301	12,588
Income tax expense (benefit)	4,248	166	(242)	4,172
Net income (loss)	$16,479	552	(908)	16,123
Total assets	$1,617,212	3,227	488	1,620,927